Share-based Compensation - Compensation expenses (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	¥ 1,350,864	¥ 710,500
Research and development expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	857,188	471,728
Selling, general and administrative expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	465,475	220,244
Cost of sales
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	¥ 28,201	¥ 18,528